Equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2023
Equity accounted investees
Schedule of composition of investments
	Investment type	Interest %	Equity	Fair value	Goodwill	December 31, 2023
Educbank	Associate	45%	24,026	6,672	33,786	64,484
			24,026	6,672	33,786	64,484

	Investment type	Interest %	Equity	Fair value	Goodwill	December 31, 2022
Educbank	Associate	45%	41,485	7,868	33,786	83,139
			41,485	7,868	33,786	83,139

Schedule of investments without control and significant influence
Educbank
December 31, 2021	-
Acquisition	87,651
Share of loss equity-accounted investees	(4,512)
December 31, 2022	83,139
Share of loss equity-accounted investees	(18,655)
December 31, 2023	64,484